COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]

16. COMMITMENTS AND CONTINGENCIES

Provisions

The Company's current known provisions and contingent liabilities consist of the following as of June 30, 2023:

	Termination benefits	Legal disputes	Sales tax	Total
Balance as at December 31, 2022	$183	$3,030	$1,831	$5,044
Payments/Settlements	(183)	(98)	-	(281)
Additional provisions	-	-	389	389
Foreign currency translation	-	36	-	36
Balance as at June 30, 2023	$-	$2,968	$2,220	$5,188

The legal disputes balance as of June 30, 2023 involves a former shareholder of ACA Muller, an entity that was part of the Company's acquisition of FGH in December 2022, who filed a statement of claim against a wholly owned subsidiary of the Company in the Constance Regional Court in Germany. While the Company believes that this claim is without merit, at this time the Company believes it is probable that a liability has been incurred and the Company is able to reasonably estimate the loss of $3.0 million. As a result, without acknowledgement (explicitly or implicitly) of any amount of liability arising from this claim, the Company recognized a provision of $3.0 million to reflect the value of the claim. This dispute is covered under the indemnification agreement between the Company and the former Chief Executive Officer and shareholder of FGH as discussed in Note 8. The Company intends to vigorously defend itself through appropriate legal proceedings. The $3.0 million is recorded within contingencies and within indemnification receivables on the unaudited condensed interim consolidated statements of financial.

The Sales tax relates to estimated amounts owed to certain jurisdictions in the Unites States for sales from the Company's JustCBD operations. The ending balance is recorded within contingencies on the unaudited condensed interim consolidated statement of financial position, and additions to the provision as a reduction of revenue on the unaudited condensed interim consolidated statements of loss and comprehensive loss.

Legal proceedings

The Company records liabilities for legal proceedings in those instances where it can reasonably estimate the amount of the loss and where liability is probable. The Company is engaged from time-to-time in various legal proceedings and claims that have arisen in the ordinary course of business. The outcome of all the proceedings and claims against the Company is subject to future resolution, including the uncertainties of litigation. Based on information currently known to the Company and after consultation with outside legal counsel, management believes that the probable ultimate resolution of any such proceedings and claims, individually or in the aggregate, will not have a material adverse effect on the financial condition of the Company, taken as a whole as at June 30, 2023.

On June 21, 2022, an action was brought against the Company in the Ontario Superior Court of Justice by Gerardo Andres Garcia Mendez claiming that the Company is obligated to issue 3.0 million (pre-one-for three reverse stock split) common shares to him for a purchase price of $0.05 per share. Mr. Mendez claims he is entitled to such shares as a result of alleged consulting services he performed in 2019. The Company disputes his claims and intends to vigorously defend against this action. The Company believes that an unfavorable settlement in this matter is remote, and, as such, has not accrued a liability as of June 30, 2023.

In connection with the Company's acquisition of FGH, the former Chief Executive Officer of FGH, together with certain affiliated entities under his control, entered into an agreement pursuant to which they agreed to indemnify the Company for certain potential liabilities of FGH and its subsidiaries, up to a maximum of $5.0 million. In addition to the matter regarding the former shareholder of ACA Mueller, discussed above, the following actions are pending as of the date hereof:

On February 3, 2023, an action was brought in the Ontario Superior Court of Justice by Nathan Shantz and Liberacion e Inversiones S.A. against various parties including Clifford Starke, FGH's former Chief Executive Officer, and FGH. The statement of claim alleges that, prior to the closing of the Arrangement, 8,831,109 FGH shares purportedly owned by the plaintiffs were wrongfully transferred to third parties by Mr. Starke. FGH has been named as a defendant by virtue of the alleged wrongful conduct by Mr. Starke. The plaintiffs are seeking damages of $3.9 million. The defendants have all brought motions to stay the proceedings on the grounds that the Ontario court lacks jurisdiction over the claim. In the event FGH should incur any losses in connection with this matter, such losses are to be indemnified by Mr. Starke subject to the maximum threshold of the indemnity agreement.

The total amount claimed against the former entities of FGH currently exceeds the maximum $5.0 million of the indemnification agreement. However, the Company is estimating the likelihood of loss in these cases will not exceed $5.0 million.

18. COMMITMENTS AND CONTINGENCIES

Contingencies are possible liabilities arising from past events which, by their nature, will only be resolved when one or more future events not wholly within our control occur or fail to occur. The assessment of such contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. Management assesses loss contingencies related to legal proceedings, tax or other regulatory actions pending against the Company, as well as unasserted claims that may result in such actions. The Company, its legal counsel and other subject matter advisors evaluate the perceived merits of any legal proceedings or unasserted claims or actions as well as the perceived merits of the nature and amount of relief sought or expected to be sought, when determining the amount, if any, to recognize as a provision or assessing the impact on the carrying value of assets. The Company recognizes legal expenses on contingency and provision matters when incurred.

Provisions

The Company's current known provisions and contingent liabilities consist of termination benefits and legal disputes.

Thousands of United States dollars	Termination benefits	Legal disputes	Sales tax	Total
Balance as at December 31, 2021	$352	$1,681	$-	$2,033

Acquired through business combinations	-	3,030	982	4,012

Payments/Settlements	(352)	(1,681)	-	(2,033)

Additional provisions	183	-	849	1,032

Balance as at December 31, 2022	$183	$3,030	$1,831	$5,044

The termination benefits relate to contractual termination benefits owed to a former board member of the Company, a consultant and a former member of the management team. The amounts are recorded within contingencies on the consolidated statements of financial position and $0.2 million expense (2021 - $0.4 million) on the consolidated statements of loss and comprehensive loss.

The legal disputes in 2021 relate to the settlement of a contractual dispute between the Company and Boustead, with respect to the amount of compensation due to Boustead pursuant to an engagement letter entered into in September 2020 and an underwriting agreement dated May 2021, each entered between Boustead and the Company. In April 2022, the Company entered a settlement agreement with Boustead pursuant to which the Company paid $0.4 million and issued 700,000 common shares of the Company to Boustead to settle the dispute. The provision balance as of December 31, 2021 reflects the value of the cash and the Company's shares as of the date of the settlement agreement. The amounts are recorded within contingencies on the consolidated statements of financial position and $1.7 million expense on the consolidated statements of loss and comprehensive loss.

The additional legal disputes in 2022 relate to the settlement of two contractual disputes involving the Company. The first involves a third party that entered into a conditional share grant arrangement dated April 2, 2019 with Franchise Cannabis Corp and Rangers Pharmaceuticals A/S - two entities that were part of the Company's acquisition of FGH in December 2022. In January 2023, the Company entered into a settlement agreement with this third party pursuant to which the Company issued 325,000 common shares of the Company, valued at $0.1 million, to the third party to settle the dispute. The provision balance as of December 31, 2022 reflects the value of the Company's shares as of the date of the settlement agreement. The second dispute involves a former shareholder of ACA Muller, an entity that was part of the Company's acquisition of FGH in December 2022, who filed a statement of claim against a wholly-owned subsidiary of the Company in the Constance Regional Court in Germany. While the Company believes that this claim is without merit, at this time the Company believes it is probable that a liability has been incurred and the Company is able to reasonably estimate the loss of $2.9 million. As a result, without acknowledgement (explicitly or implicitly) of any amount of liability arising from this claim, the Company recognized a provision of $2.9 million to reflect the value of the claim. This dispute is covered under the indemnification agreement between the Company and the former Chief Executive Officer and shareholder of FGH as discussed in Note 9. The Company intends to vigorously defend itself through appropriate legal proceedings. Both of the above amounts are recorded within contingencies and $2.9 million within indemnification receivables on the consolidated statements of financial position and $0.1 million is recorded as expense on the consolidated statements of loss and comprehensive loss.

The Sales tax relates to estimated amounts owed to certain jurisdictions in the Unites States for sales from the Company's JustCBD operations. The opening balance was acquired during the February 24, 2022 acquisition of JustCBD, with additional provision for estimated amounts due on sales subsequent to the acquisition. The ending balance is recorded within contingencies on the consolidated statement of financial position, and additions to the provision as a reduction of revenue on the consolidated statements of loss and comprehensive loss.

For the sales tax provision and 2022 matters with accruals recorded as discussed above, it is at least reasonably possible that a change in the estimated liability could occur in the near term. Such changes in the Company's judgment could continue to change until the matters are ultimately resolved.

Legal proceedings

The Company records liabilities for legal proceedings in those instances where it can reasonably estimate the amount of the loss and where liability is probable. The Company is engaged from time-to-time in various legal proceedings and claims that have arisen in the ordinary course of business. The outcome of all the proceedings and claims against the Company is subject to future resolution, including the uncertainties of litigation. Based on information currently known to the Company and after consultation with outside legal counsel, management believes that the probable ultimate resolution of any such proceedings and claims, individually or in the aggregate, will not have a material adverse effect on the financial condition of the Company, taken as a whole as at December 31, 2022.

On June 21, 2022, an action was brought against the Company in the Ontario Superior Court of Justice by Gerardo Andres Garcia Mendez claiming that the Company is obligated to issue 3.0 million (pre-one-for three reverse stock split) common shares to him for a purchase price of $0.05 per share. Mr. Mendez claims he is entitled to such shares as a result of alleged consulting services he performed in 2019. The Company disputes his claims and intends to vigorously defend against this action. The Company believes that an unfavorable settlement in this matter is remote, and, as such, has not accrued a liability as of December 31, 2022.

In connection with the Company's acquisition of FGH, the former Chief Executive Officer of FGH, together with certain affiliated entities under his control, entered into an agreement pursuant to which they agreed to indemnify the Company for certain potential liabilities of FGH and its subsidiaries, up to a maximum of $5.0 million. In addition to the matter regarding the former shareholder of ACA Mueller, discussed above, the following actions are pending as of the date hereof:

On February 3, 2023, an action was brought in the Ontario Superior Court of Justice by Nathan Shantz and Liberacion e Inversiones S.A. against various parties including Clifford Starke, FGH's former Chief Executive Officer, and FGH. The statement of claim alleges that, prior to the closing of the Arrangement, 8,831,109 FGH shares purportedly owned by the plaintiffs were wrongfully transferred to third parties by Mr. Starke. FGH has been named as a defendant by virtue of the alleged wrongful conduct by Mr. Starke. The plaintiffs are seeking damages of $3.9 million. The defendants have all brought motions to stay the proceedings on the grounds that the Ontario court lacks jurisdiction over the claim. In the event FGH should incur any losses in connection with this matter, such losses are to be indemnified by Mr. Starke subject to the maximum threshold of the indemnity agreement.

The total amount claimed against the former entities of FGH currently exceeds the maximum $5.0 million of the indemnification agreement. However, the Company is estimating the likelihood of loss in these cases will not exceed $5.0 million.

Management contracts

The Company is party to management contracts with certain of its executive officers. As at December 31, 2022, these contracts would require payments totaling approximately $2.6 million to be made in the event that such executive officers are terminated (i) "without cause" or (ii) within twelve months following a "change in control" (as such terms are defined in the management contracts). The Company is also obligated to make payments to certain individuals upon termination "without cause" of approximately $1.5 million pursuant to the terms of these contracts. As a triggering event has not taken place, these amounts have not been recorded in these consolidated financial statements.

Shared services and space commitment

The Company had an agreement in 2021 and through March 2022 to share general and administrative, promotion, corporate development, consulting services, and office space with other companies with monthly payments and a minimum commitment of CAD 45,000 ($36,000 on December 31, 2021). This agreement could be terminated by either party giving at least 90 days' prior written notice (or such shorter period as the parties may mutually agree upon) to the other party of termination. These services were provided by 2227929 Ontario Inc which was a related party. This agreement expired by its terms on March 14, 2022.